Schedule of Investments (unaudited)
July 31, 2025
iShares® Global Clean Energy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 1.1%
Verbund AG	215,180	$16,022,190
Brazil — 8.3%
Auren Energia SA	2,205,716	3,651,541
Centrais Eletricas Brasileiras SA	4,672,701	31,551,611
CPFL Energia SA	1,263,371	8,553,258
Energisa SA	1,997,315	16,286,559
Engie Brasil Energia SA	1,726,680	12,312,835
Equatorial Energia SA	7,193,744	43,769,742
Serena Energia SA(a)	1,771,706	3,749,358
		119,874,904
Canada — 3.6%
Boralex Inc., Class A(b)	489,387	11,076,195
Brookfield Renewable Corp.	456,459	16,692,247
Canadian Solar Inc.(a)(b)	322,055	3,700,412
Northland Power Inc.	1,277,092	20,867,035
		52,335,889
Chile — 1.0%
Enel Americas SA	65,654,485	6,547,830
Enel Chile SA	124,540,814	7,977,394
		14,525,224
China — 12.3%
CECEP Solar Energy Co. Ltd., Class A	2,123,100	1,329,145
CECEP Wind-Power Corp., Class A	3,575,220	1,486,267
Central New Energy Holding Group Ltd.(a)(b)	6,867,000	7,070,478
China Conch Venture Holdings Ltd.	9,792,000	11,964,955
China Datang Corp. Renewable Power Co. Ltd., Class H	15,175,000	4,445,283
China Green Electricity Investment of Tianjin Co. Ltd., Class A	913,800	1,092,696
China Three Gorges Renewables Group Co. Ltd., Class A	15,508,896	9,310,459
China Yangtze Power Co. Ltd., Class A	13,369,730	51,636,160
CSI Solar Co. Ltd., Class A	1,998,705	2,470,893
Dajin Heavy Industry Co. Ltd., Class A	345,600	1,527,812
GCL System Integration Technology Co. Ltd., Class A(a)	3,170,400	1,127,680
Ginlong Technologies Co. Ltd., Class A	213,450	1,675,804
Goldwind Science & Technology Co. Ltd., Class H	5,240,200	4,651,617
GoodWe Technologies Co. Ltd., Class A(a)	137,277	792,541
Hainan Drinda New Energy Technology Co. Ltd., Class A(a)	133,500	799,083
Hoymiles Power Electronics Inc., Class A	67,238	950,586
Huaneng Lancang River Hydropower Inc., Class A	4,953,557	6,378,746
JA Solar Technology Co. Ltd., Class A(a)	1,793,652	2,744,080
Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	115,600	1,065,273
Jiaze Renewables Co. Ltd.	1,405,500	721,636
Jinko Solar Co. Ltd., Class A(a)	5,421,980	3,923,283
JinkoSolar Holding Co. Ltd., ADR	272,913	5,987,711
LONGi Green Energy Technology Co. Ltd., Class A(a)	4,150,500	9,052,935
Ming Yang Smart Energy Group Ltd., Class A	1,226,800	1,885,170
NYOCOR Co. Ltd., Class A	1,091,200	832,450
Risen Energy Co. Ltd., Class A(a)	610,500	856,405
Sany Renewable Energy Co. Ltd., Class A	326,153	1,117,803
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	1,022,800	1,980,779
Sichuan Chuantou Energy Co. Ltd., Class A	2,686,900	5,807,992
Sungrow Power Supply Co. Ltd., Class A	1,133,500	11,286,165
Suzhou Maxwell Technologies Co. Ltd., Class A	149,600	1,466,529
Security	Shares	Value
China (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,191,000	$2,471,651
Titan Wind Energy Suzhou Co. Ltd., Class A	989,300	890,455
Trina Solar Co. Ltd., Class A(a)	1,181,034	2,533,136
Windey Energy Technology Group Co. Ltd., Class A	460,700	807,536
Wuxi Autowell Technology Co. Ltd., Class A	180,211	822,046
Xinyi Solar Holdings Ltd.(b)	31,642,000	12,249,372
Zhejiang Akcome New Energy Technology Co. Ltd.(a)(c)	4,087,000	6
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	1,023,100	1,061,315
		178,273,933
Denmark — 9.4%
Orsted A/S(a)(d)	923,007	43,502,701
Vestas Wind Systems A/S	5,075,221	92,663,840
		136,166,541
Germany — 1.7%
Nordex SE(a)	857,503	21,048,171
SMA Solar Technology AG(a)(b)	124,580	2,851,730
		23,899,901
India — 5.2%
Inox Wind Ltd.(a)	4,700,020	8,022,627
NHPC Ltd.	21,305,149	20,106,028
PTC India Ltd.	1,604,115	3,496,897
SJVN Ltd.	4,791,639	5,072,243
Suzlon Energy Ltd.(a)	55,234,401	38,536,435
		75,234,230
Indonesia — 1.2%
Barito Renewables Energy Tbk PT	35,988,400	17,072,382
Israel — 0.5%
Enlight Renewable Energy Ltd.(a)(b)	312,679	7,677,605
Italy — 0.5%
ERG SpA	360,872	7,818,085
Japan — 3.3%
Chubu Electric Power Co. Inc.	3,822,200	46,748,354
RENOVA Inc.(a)	301,900	1,414,275
		48,162,629
New Zealand — 1.5%
Contact Energy Ltd.	1,756,323	9,412,764
Mercury NZ Ltd.	1,423,572	5,187,204
Meridian Energy Ltd.	1,960,476	6,583,022
		21,182,990
Portugal — 5.9%
EDP Renovaveis SA	1,854,508	21,773,235
EDP SA	14,510,163	62,718,153
		84,491,388
South Korea — 1.5%
CS Wind Corp.(b)	165,736	5,454,803
Doosan Fuel Cell Co. Ltd.(a)(b)	270,717	4,527,160
Hanwha Solutions Corp.(b)	545,390	11,939,733
		21,921,696
Spain — 6.8%
Corp. ACCIONA Energias Renovables SA(b)	245,532	6,610,396
Iberdrola SA	4,794,497	84,269,597
Solaria Energia y Medio Ambiente SA(a)(b)	558,428	7,180,324
		98,060,317
Switzerland — 1.0%
BKW AG	64,143	14,321,371

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Global Clean Energy ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan — 0.6%
Century Iron & Steel Industrial Co. Ltd.	1,304,000	$8,140,073
Turkey — 0.2%
Akfen Yenilenebilir Enerji A/S(a)	2,212,915	983,299
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(a)	1,169,360	928,120
Zorlu Enerji Elektrik Uretim AS(a)	12,763,426	1,054,723
		2,966,142
United Kingdom — 6.1%
ReNew Energy Global PLC, Class A(a)(b)	463,304	3,521,110
SSE PLC	3,430,929	84,099,716
		87,620,826
United States — 25.6%
Array Technologies Inc.(a)(b)	995,863	6,473,109
Bloom Energy Corp., Class A(a)(b)	1,379,959	51,596,667
Clearway Energy Inc., Class C	567,012	18,501,602
Enphase Energy Inc.(a)(b)	896,194	29,000,838
First Solar Inc.(a)(b)	706,340	123,418,788
Green Plains Inc.(a)	445,922	3,687,775
NEXTracker Inc., Class A(a)(b)	981,562	57,185,802
Ormat Technologies Inc.(b)	393,621	35,193,654
Plug Power Inc.(a)(b)	6,849,197	10,273,795
REX American Resources Corp.(a)	100,889	5,274,477
Shoals Technologies Group Inc., Class A(a)(b)	1,132,435	6,103,825
SolarEdge Technologies Inc.(a)(b)	403,718	10,359,404
Sunrun Inc.(a)(b)	1,170,581	12,010,161
		369,079,897
Total Common Stocks — 97.3% (Cost: $1,809,907,241)		1,404,848,213
Preferred Stocks
Brazil — 2.1%
Cia Energetica de Minas Gerais, Preference Shares, NVS	9,786,457	18,053,969
Cia Paranaense de Energia - Copel, Preference Shares, NVS	5,337,935	11,305,892
		29,359,861
Total Preferred Stocks — 2.1% (Cost: $25,940,279)		29,359,861
Security	Shares	Value
Rights
India — 0.0%
Inox Wind Ltd., (Expires 08/20/25, Strike Price: IDR 120)	297,750	$104,486
Total Rights — 0.0% (Cost: $—)		104,486
Total Long-Term Investments — 99.4% (Cost: $1,835,847,520)		1,434,312,560
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	108,262,808	108,306,113
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	3,350,000	3,350,000
Total Short-Term Securities — 7.7% (Cost: $111,656,113)		111,656,113
Total Investments — 107.1% (Cost: $1,947,503,633)		1,545,968,673
Liabilities in Excess of Other Assets — (7.1)%		(102,564,122)
Net Assets — 100.0%		$1,443,404,551

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Global Clean Energy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$99,009,977	$9,296,555 (a)	$—	$(4,601)	$4,182	$108,306,113	108,262,808	$705,216 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,310,000	—	(1,960,000)(a)	—	—	3,350,000	3,350,000	29,601	—
				$(4,601)	$4,182	$111,656,113		$734,817	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	38	09/19/25	$2,323	$(584)
MSCI Emerging Markets Index	58	09/19/25	3,591	(6,216)
S&P 500 E-Mini Index	10	09/19/25	3,187	52,037
				$45,237
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Green Plains Inc.	JPMorgan Chase Bank NA	$20,879	02/10/26	0.40%	1D OBFR01	Monthly	$3,203
Total long positions of equity swaps							3,203
Net dividends and financing fees							(1,853)
Total equity swap contracts including dividends and financing fees							$1,350

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Global Clean Energy ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$572,835,877	$832,012,330	$6	$1,404,848,213
Preferred Stocks	29,359,861	—	—	29,359,861
Rights	—	104,486	—	104,486
Short-Term Securities
Money Market Funds	111,656,113	—	—	111,656,113
	$713,851,851	$832,116,816	$6	$1,545,968,673
Derivative Financial Instruments(a)
Assets
Equity Contracts	$52,037	$3,203	$—	$55,240
Liabilities
Equity Contracts	(6,800)	(1,853)	—	(8,653)
	$45,237	$1,350	$—	$46,587

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
NVS	Non-Voting Shares